Investments in equity accounted associates - MX Capital Ltd and Castcrown Ltd (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Mar. 30, 2022	Feb. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of associates [line items]
Goodwill			$ 48,900		$ 48,900		$ 1,501
Loss net of tax since the date of acquisition			$ 40,866	$ (15,144)	73,109	$ (24,292)
MX Capital Limited
Disclosure of associates [line items]
Goodwill		$ 13,831
Loss net of tax since the date of acquisition		6,428			2,574
Share of losses reflected in condensed consolidated statement of profit or loss		$ 3,137			$ 1,276
Indemnification asset recognized for the tax risks	$ 119
Castcrown Ltd
Disclosure of associates [line items]
Goodwill	2,773
Indemnification asset recognized for the tax risks	105
Capitalized legal expenses	$ 148